Financial Information by Operating Segment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Revenues	$ 96,668	$ 119,507	$ 137,663
Cost of sales	(88,453)	(102,670)	(106,367)
Gross profit	8,215	16,837	31,296
Total Capital expenditure	75,096	19,426	21,510
Assets	417,596	414,628
ODP
Segment Reporting Information [Line Items]
Revenues	79,820	79,661	57,803
Cost of sales	(72,056)	(70,989)	(53,971)
Brand name phone sales
Segment Reporting Information [Line Items]
Revenues	16,188	32,203	50,266
Cost of sales	(16,336)	(25,374)	(34,250)
Game
Segment Reporting Information [Line Items]
Revenues	660	7,643	29,594
Cost of sales	(61)	(6,307)	(18,146)
Operating segments | ODP
Segment Reporting Information [Line Items]
Revenues	79,820	79,661	57,803
Cost of sales	(72,056)	(70,989)	(53,971)
Total Capital expenditure	13,816	7,540	1,434
Assets	237,627	220,046
Operating segments | Brand name phone sales
Segment Reporting Information [Line Items]
Revenues	16,188	32,203	50,266
Cost of sales	(16,336)	(25,374)	(34,250)
Total Capital expenditure	2,154	1,335	4,002
Assets	1,656	63,136
Operating segments | Game
Segment Reporting Information [Line Items]
Revenues	660	7,643	29,594
Cost of sales	(61)	(6,307)	(18,146)
Total Capital expenditure	18	7	168
Assets	1,108	30,710
Reconciling amounts
Segment Reporting Information [Line Items]
Assets	177,205	100,736
Corporate
Segment Reporting Information [Line Items]
Total Capital expenditure	59,108	10,544	15,906
Assets	$ 177,205	$ 100,736